Expense Example, No Redemption - FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO - FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO - Fidelity Advisor Mortgage Securities Fund	Oct. 30, 2024 USD ($)
Fidelity Advisor Mortgage Securities Fund - Class A
Expense Example, No Redemption:
1 Year	$ 478
3 Years	645
5 Years	826
10 Years	1,350
Fidelity Advisor Mortgage Securities Fund - Class C
Expense Example, No Redemption:
1 Year	162
3 Years	502
5 Years	866
10 Years	1,677
Fidelity Advisor Mortgage Securities Fund - Class M
Expense Example, No Redemption:
1 Year	478
3 Years	645
5 Years	826
10 Years	1,350
Fidelity Advisor Mortgage Securities Fund - Class I
Expense Example, No Redemption:
1 Year	58
3 Years	183
5 Years	318
10 Years	714
Fidelity Advisor Mortgage Securities Fund - Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	121
5 Years	215
10 Years	$ 489